SHARE-BASED COMPENSATION (Narrative) (Details)		12 Months Ended
	Jan. 03, 2020 CAD ($) Share	Dec. 31, 2019 CAD ($) Share	Dec. 31, 2018 CAD ($) Share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options authorized under stock option plan as a percentage of issued and outstanding common shares		10.00%
Number of share options exercised in share-based payment arrangement | Share		400,000	0
Weighted average exercise price of share options exercised in share-based payment arrangement | $		$ 0.06	$ 0
Subsequent Events [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercised in share-based payment arrangement | Share	400,000
Weighted average exercise price of share options exercised in share-based payment arrangement | $	$ 0.05